Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued external research and development	$ 1,001	$ 4,329	$ 3,560
Accrued compensation	4,429	2,084	207
Accrued issuance costs in connection with pre-closing financing	4,200	0
Accrued transaction costs related to reverse recapitalization	419	0
Accrued professional fees and other		195
Accrued professional fees	667	162	226
Other accrued expenses	481	33
Accrued expenses	$ 11,197	$ 6,608	$ 3,993